Derivatives - Pre-tax net gains and losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Net unrealized gains (losses)	$ (2,802)	$ 2,372	$ (10,087)	$ 5,882	$ 8,178	$ 3,581
Designated as hedges | Cash flow hedging | Coffee derivatives | Cost of sales
Derivatives
Net realized gains (losses)	4,267	1,680	11,098	3,580	7,197	1,746
Not designated as hedges | Cash flow hedging | Forward Contract and Other Cost of Sales
Derivatives
Net unrealized gains (losses)					$ (4,799)	$ 2,176
Not designated as hedges | Cash flow hedging | Forward sales and purchase contracts | Cost of sales
Derivatives
Net unrealized gains (losses)	$ 29	$ (3,329)	$ 7,266	$ (3,910)